Label	Element	Value
GMO Emerging Domestic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GMO TRUST

Amended and Restated Supplement dated March 6, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund

Each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund is offering additional classes of shares, Class R6 and Class I. Also, the Board of Trustees of GMO Trust has approved the elimination of the purchase premium and redemption fee for each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund.

GMO has contractually agreed to reimburse Class I shares of GMO Emerging Markets Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

GMO has contractually agreed to reimburse Class I shares of GMO Emerging Domestic Opportunities Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

Accordingly, the Prospectus is amended as follows:

Front Cover

On the front cover of the Prospectus, the list of funds is hereby amended to add each of GMO Emerging Markets Fund’s and GMO Emerging Domestic Opportunities Fund’s Class R6 shares and Class I shares.

Fund Codes

On the inside back cover of the Prospectus, the list of “Fund Codes” is hereby amended to add the CUSIP numbers for GMO Emerging Markets Fund’s Class R6 Shares, “36256V 83 3”, and Class I Shares, “36256V 82 5”, and GMO Emerging Domestic Opportunities Fund’s Class R6 Shares, “36256V 81 7,” and Class I Shares, “36256V 79 1”.

GMO Emerging Domestic Opportunities Fund

The sections appearing on pages 71 to 74 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” “Example,” “Performance,” and “Average Annual Total Returns” are replaced in their entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	GMO Emerging Domestic Opportunities Fund
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class II shares. Class R6 and Class I shares would have substantially similar annual returns to Class II shares because they invest in the same portfolio of securities. Their annual returns would differ from Class II shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class II shares, Class I shares bear higher expenses than Class II shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary.
GMO Emerging Domestic Opportunities Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.18%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,453
1 Year	rr_AverageAnnualReturnYear01	(20.41%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | Class II | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
GMO Emerging Domestic Opportunities Fund | Class II | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.34%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
GMO Emerging Domestic Opportunities Fund | Class II | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.11%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,373
1 Year	rr_AverageAnnualReturnYear01	(20.37%)
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
GMO Emerging Domestic Opportunities Fund | Class III | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
GMO Emerging Domestic Opportunities Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.855%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.07%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,327
1 Year	rr_AverageAnnualReturnYear01	(20.34%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
GMO Emerging Domestic Opportunities Fund | Class IV | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
GMO Emerging Domestic Opportunities Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.835%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.05%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,293
1 Year	rr_AverageAnnualReturnYear01	(20.28%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2013
GMO Emerging Domestic Opportunities Fund | Class V | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2013
GMO Emerging Domestic Opportunities Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.805%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.02%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,259
GMO Emerging Domestic Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.18%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,453
GMO Emerging Domestic Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.21%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, 10 Years	rr_ExpenseExampleYear10	$ 1,560

[1]	Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund's average daily net assets. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Consists of approximately 0.11% in underlying fund fees and expenses and 0.03% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.
[3]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.